Share-based payments - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Billions				3 Months Ended		6 Months Ended
	Jun. 29, 2021 $ / shares	Jun. 17, 2021 $ / shares	Mar. 30, 2021 $ / shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €				€ 7,965	€ 8,691	€ 16,269		€ 9,419
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares				0		0
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $							$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $							2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $							$ 3.0
Additional Grants Under 2020 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares						90,325
Share based compensation by share based payment arrangement exercise price per share granted							$ 11.68
Share based compensation by share based payment arrangement fair value per share			$ 8.48
Additional Grants Under 2020 Plan [Member] | Granted On June 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares						75,980
Share based compensation by share based payment arrangement exercise price per share granted							11.99
Share based compensation by share based payment arrangement fair value per share	$ 8.48	$ 8.48
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted							$ 10
Share based compensation by share based payment arrangement term of stock options						ten-year
Date of vesting of stock options						Jul. 31, 2021
2010 and 2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								800
2010 and 2016 Plan | Cash Settled Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								700
2010 and 2016 Plan | Equity Settled Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €								€ 100